Noncontrolling Interest (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Net loss attributable to BioFuel Energy Corp.	$ (2,750)	$ (25,988)	$ (4,461)	$ (4,124)	$ (4,635)	$ (10,023)	$ (9,830)	$ (10,582)	$ (9,408)	$ (3,461)	$ (8,759)	$ (39,208)	$ (39,843)
Increase/Decrease in BioFuel Energy Corp. stockholders’ equity from issuance of common shares in exchange for Class B common shares and units of BioFuel Energy, LLC	(141)			0						(141)	0	0	273
Change in equity from net loss attributable to BioFuel Energy Corp. and transfers from noncontrolling interest	$ (2,891)			$ (4,124)						$ (3,602)	$ (8,759)	$ (39,208)	$ (39,570)